Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	¥ (125,271)	¥ 1,467,763	¥ (639,813)
Net gains (losses) recognized during the period on equity securities sold during the period	(38,042)	47,775	(37,541)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥ (87,229)	¥ 1,419,988	¥ (602,272)